Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Opening balance	€ 836,747
Closing balance	896,208	€ 836,747
Debt securities [member]
Disclosure of financial assets [line items]
Opening balance	89,670
Closing balance	84,397	89,670
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Opening balance	69,730	82,912
Effect of changes in accounting policy	(32,129)
Additions	3,387	21,600
Amortisation	(14)	(146)
Transfers and reclassifications	(6)	7
Changes in unrealised revaluations	(265)	(1,009)
Impairments		(6)
Reversals of impairments		3
Disposals and redemptions	(8,987)	(32,788)
Exchange rate differences	(162)	(843)
Changes in the composition of the group and other changes	(55)	(1)
Closing balance	31,500	69,730
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Opening balance	3,983	4,024
Effect of changes in accounting policy	(184)
Additions	11	325
Transfers and reclassifications	(7)	7
Changes in unrealised revaluations	(196)	21
Impairments		(6)
Disposals and redemptions	(4)	(79)
Exchange rate differences	64	(308)
Changes in the composition of the group and other changes	(1)	(1)
Closing balance	3,667	3,983
Financial assets at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Opening balance	65,747	78,888
Effect of changes in accounting policy	(31,945)
Additions	3,376	21,276
Amortisation	(14)	(146)
Transfers and reclassifications	1
Changes in unrealised revaluations	(69)	(1,030)
Reversals of impairments		3
Disposals and redemptions	(8,983)	(32,709)
Exchange rate differences	(226)	(535)
Changes in the composition of the group and other changes	(54)
Closing balance	€ 27,833	€ 65,747